Taxation (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Effective Tax Rates [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Expenses not deductible(Income not taxable) for tax purposes	(1.00%)	4.00%	(1.00%)
Effect of different tax rate of subsidiary operations in other jurisdiction	22.00%	(15.00%)	(2.00%)
Change in valuation allowance	(217.00%)	36.00%	(22.00%)
Utilization (Recognition) of the unrecognized tax benefit	(0.00%)	2.00%	(0.00%)
Others	(3.00%)	0.00%	0.00%
Effective tax rate	(174.00%)	52.00%	0.00%